Acquisition - Additional Information (Detail) - Global Care [Member] - CNY (¥) ¥ in Thousands	Sep. 05, 2024	Jun. 20, 2024
Business Acquisition [Line Items]
Percentage of voting interest acquired		67.67%
Business acquisition share subscribe to new company		138,827
Shares issued (Shares)		138,827
Percentage of equity interest of global care		12.56
Percentage of equity nterest hold by the group		71.73
Business combination, consideration transferred	¥ 19,331
Business combination stock consideration	17,845,170
Equity interest in acquiree, fair value	¥ 5,062
Payments to Acquire Businesses, Gross	19,362
Business combination, acquisition of less than 100 percent, non controlling interest, fair value	9,236
Business combination, assets arising from contingencies, amount recognized	14,075
Business combination, liabilities arising from contingencies, amount recognized	¥ 18,174